Common shares (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangements [Abstract]
Summary of activity for awards of restricted stock
The following is a summary of activity for awards of restricted stock during the years ended December 31, 2022 and 2021:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding and non-vested, December 31, 2020	3,806,773	$24.19
Granted	276,369	18.38
Vested	(1,085,150)	25.27
Forfeited	—	—
Outstanding and non-vested, December 31, 2021	2,997,992	23.27
Granted	1,047,997	21.39
Vested	(1,337,500)	25.11
Forfeited	(2,500)	16.66
Outstanding and non-vested, December 31, 2022	2,705,989	$21.63

Summary of future stock compensation expense
Assuming that all the restricted stock will vest, the stock compensation expense in future periods, including that related to restricted stock issued in prior periods will be:

In thousands of U.S. dollars	Employees	Directors	Total
For the year ending December 31, 2023	13,198	703	13,901
For the year ending December 31, 2024	7,910	222	8,132
For the year ending December 31, 2025	3,427	—	3,427
For the year ending December 31, 2026	1,095	—	1,095
	$25,630	$925	$26,555

Summary of dividend payments
The following dividends were paid during the years ended December 31, 2022, 2021 and 2020.

Dividends	Date
per share	Paid
$0.100	March 13, 2020
$0.100	June 15, 2020
$0.100	September 29, 2020
$0.100	December 14, 2020
$0.100	March 15, 2021
$0.100	June 15, 2021
$0.100	September 29, 2021
$0.100	December 15, 2021
$0.100	March 15, 2022
$0.100	June 15, 2022
$0.100	September 15, 2022
$0.100	December 15, 2022